Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balances at Dec. 31, 2017	$ 15	$ 238,246	$ (262,597)	$ (24,336)
Balances (in shares) at Dec. 31, 2017	14,946,712
Conversion of notes payable and related accrued interest and fees to common stock	$ 76	18,356		18,432
Conversion of notes payable and related accrued interest and fees to common stock (in shares)	76,007,754
Issuance of common stock	$ 19	2,762		2,781
Issuance of common stock (in shares)	18,653,320
Issuance of common stock in connection with financing agreement
Issuance of common stock in connection with financing agreement (in shares)	30,000
Beneficial conversion feature of Advance Notes		271		271
Beneficial conversion feature of Convertible Notes		1,465		1,465
Issuance of stock options for payment of accrued compensation		303		303
Issuance of common stock in lieu of cash compensation		85		85
Issuance of common stock in lieu of cash compensation (in shares)	151,407
Issuance of common stock in exchange for services		81		81
Issuance of common stock in exchange for services (in shares)	108,333
Issuance of common stock upon note conversions				18,432
Issuance of warrant for services
Stock-based compensation expense		4,812		4,812
Comprehensive loss			(12,004)	(12,004)
Balances at Dec. 31, 2018	$ 110	266,381	(274,601)	(8,110)
Balances (in shares) at Dec. 31, 2018	109,897,526
Issuance of stock options for payment of accrued compensation				195
Issuance of common stock in exchange for services	$ 82,432	68		68
Issuance of stock options for payment of compensation		195		195
Issuance of stock options for payment of compensation, shares
Exercise of common stock options/Issuance of common stock for payment of compensation		90		90
Exercise of common stock options/Issuance of common stock for payment of compensation (in shares)	93,358
Exercise of stock options		50		50
Exercise of stock options, shares	75,000
Issuance of warrant for services
Stock-based compensation expense		697		697
Comprehensive loss			(2,541)
Balances at Mar. 31, 2019	$ 110	267,481	(277,142)	(9,551)
Balances (in shares) at Mar. 31, 2019	110,148,316
Balances at Dec. 31, 2018	$ 110	266,381	(274,601)	(8,110)
Balances (in shares) at Dec. 31, 2018	109,897,526
Issuance of common stock	$ 1	185		186
Issuance of common stock (in shares)	500,000
Issuance of common stock in connection with financing agreement	$ 1	(1)
Issuance of common stock in connection with financing agreement (in shares)	706,592
Beneficial conversion feature of Advance Notes
Beneficial conversion feature of Convertible Notes				143
Issuance of stock options for payment of accrued compensation		207		207
Issuance of common stock for payment of accrued compensation		137		137
Issuance of common stock for payment of accrued compensation (in shares)	152,223
Issuance of common stock in exchange for services		83		83
Issuance of common stock in exchange for services (in shares)	109,863
Issuance of common stock upon note conversions	$ 2	979		981
Issuance of common stock upon note conversions (in shares)	2,179,622
Convertible note beneficial conversion feature		143		143
Exercise of common stock options/Issuance of common stock for payment of compensation		324		$ 324
Exercise of common stock options/Issuance of common stock for payment of compensation (in shares)	488,625
Exercise of stock options, shares				488,625
Issuance of warrant for services
Stock-based compensation expense		2,025		2,025
Comprehensive loss			(10,294)	(10,294)
Balances at Dec. 31, 2019	$ 114	270,463	(284,895)	(14,318)
Balances (in shares) at Dec. 31, 2019	114,034,451
Issuance of common stock		65		65
Issuance of common stock (in shares)	200,000
Issuance of stock options for payment of accrued compensation				133
Issuance of common stock in lieu of cash compensation				19
Issuance of common stock in exchange for services		13		13
Issuance of common stock in exchange for services (in shares)	29,342
Issuance of stock options for payment of compensation		133		133
Exercise of common stock options/Issuance of common stock for payment of compensation		19		$ 19
Exercise of common stock options/Issuance of common stock for payment of compensation (in shares)	47,997
Exercise of stock options, shares
Issuance of warrant for services		1		$ 1
Stock-based compensation expense		265		265
Comprehensive loss			(2,467)
Balances at Mar. 31, 2020	$ 114	$ 270,959	$ (287,362)	$ (16,289)
Balances (in shares) at Mar. 31, 2020	114,311,790